Fair Value Measurements (Details) - EBP 105 - Master Trust Balances - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	$ 41,075,003	$ 38,287,704
Cash and cash equivalents
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	1,765,614	1,767,488
Verizon common stock
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	3,782,978	3,871,715
Total
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	16,286,656	19,517,903
Total | Cash and cash equivalents
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	20,496	28,040
Total | Verizon common stock
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	3,782,978	3,871,715
Total | U.S. fixed income
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	118,070	118,679
Total | U.S. small cap
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	469,276	476,659
Total | International equity
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	279,839	211,084
Total | Global fixed income
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	111,354	115,919
Total | International equity
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	3,160,604	3,116,307
Total | U.S. equity
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	3,143,217	6,820,705
Total | U.S. bonds
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	1,270,384	1,199,279
Total | U.S. treasuries and agencies
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	3,090,697	2,693,229
Total | Asset-backed securities
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	122,876	140,931
Total | International bonds
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	677,709	694,584
Total | Convertible securities
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	5,360	8,613
Total | Other - Derivatives
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	33,796	22,159
Level 1
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	13,179,108	16,530,400
Level 1 | Cash and cash equivalents
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	3	352
Level 1 | Verizon common stock
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	3,782,978	3,871,715
Level 1 | U.S. fixed income
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	118,070	118,679
Level 1 | U.S. small cap
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	469,276	476,659
Level 1 | International equity
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	279,839	211,084
Level 1 | Global fixed income
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	111,354	115,919
Level 1 | International equity
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	3,160,526	3,116,277
Level 1 | U.S. equity
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	3,122,223	6,645,599
Level 1 | U.S. bonds
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	0	0
Level 1 | U.S. treasuries and agencies
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	2,132,885	1,970,561
Level 1 | Asset-backed securities
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	0	0
Level 1 | International bonds
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	0	0
Level 1 | Convertible securities
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	168	533
Level 1 | Other - Derivatives
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	1,786	3,022
Level 2
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	3,107,548	2,987,503
Level 2 | Cash and cash equivalents
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	20,493	27,688
Level 2 | Verizon common stock
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	0	0
Level 2 | U.S. fixed income
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	0	0
Level 2 | U.S. small cap
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	0	0
Level 2 | International equity
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	0	0
Level 2 | Global fixed income
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	0	0
Level 2 | International equity
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	78	30
Level 2 | U.S. equity
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	20,994	175,106
Level 2 | U.S. bonds
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	1,270,384	1,199,279
Level 2 | U.S. treasuries and agencies
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	957,812	722,668
Level 2 | Asset-backed securities
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	122,876	140,931
Level 2 | International bonds
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	677,709	694,584
Level 2 | Convertible securities
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	5,192	8,080
Level 2 | Other - Derivatives
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	32,010	19,137
Level 3
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	0	0
Level 3 | Cash and cash equivalents
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	0	0
Level 3 | Verizon common stock
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	0	0
Level 3 | U.S. fixed income
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	0	0
Level 3 | U.S. small cap
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	0	0
Level 3 | International equity
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	0	0
Level 3 | Global fixed income
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	0	0
Level 3 | International equity
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	0	0
Level 3 | U.S. equity
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	0	0
Level 3 | U.S. bonds
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	0	0
Level 3 | U.S. treasuries and agencies
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	0	0
Level 3 | Asset-backed securities
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	0	0
Level 3 | International bonds
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	0	0
Level 3 | Convertible securities
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	0	0
Level 3 | Other - Derivatives
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	0	0
Investments measured at NAV
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	$ 24,788,347	$ 18,769,801